Share-based Payment Arrangements - Summary of Information About Restricted Shares (Detail)			1 Months Ended		12 Months Ended
	Sep. 06, 2024 shares	Oct. 01, 2021 shares	Jan. 31, 2024 shares ¥ / shares	Nov. 30, 2023 shares	Dec. 31, 2024 shares ¥ / shares	Dec. 31, 2023 shares ¥ / shares	Dec. 31, 2022 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stocks granted | shares	16,500,000	15,000,000	5,722,000	372,000
Stocks forfeited | shares					(4,965,000)
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1 | shares			372,000		372,000	1,984,000	3,565,000
Stocks granted | shares					5,722,000	372,000	0
Stocks expired | shares					0	0	(4,000)
Stocks exercised | shares					0	(1,966,000)	(395,000)
Stocks forfeited | shares					(3,175,000)	(18,000)	(1,182,000)
Balance at December 31 | shares					2,919,000	372,000	1,984,000
Options exercisable, end of year | shares					0	0	1,715,000
Fair value of restricted stocks granted (RMB)							¥ 0
Exercise Price Per Share, Beginning			¥ 14.5		¥ 14.5	¥ 10.7	10.2
Exercise Price Per Share, Options granted					14.4	14.5	0
Exercise Price Per Share, Options expired					0	0	0
Exercise Price Per Share, Options exercised					0	10.8	0
Exercise Price Per Share, Options forfeited					14.4	0	12.2
Exercise Price Per Share, Ending					14.4	14.5	10.7
Exercise Price Per Share, Options exercisable, end of year					0	0	¥ 12.4
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of restricted stocks granted (RMB)					12.4	13
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of restricted stocks granted (RMB)					¥ 11.6	¥ 12.2